Financial instruments by category (Details 1) - Financial assets neither past due nor impaired [member] - Trade receivables [member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 19,519	$ 18,426
Existing customers (more than 6 months) with no defaults in the past [Member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	7,047	7,641
External credit rating B2
Disclosure of Financial instruments by category [Line Items]
Financial assets	70	7,056
External credit rating Ba3
Disclosure of Financial instruments by category [Line Items]
Financial assets	8,788	0
External credit rating Baa3
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 3,614	$ 3,729